UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Mortgage Backed Securities Central Fund Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mortgage Backed Securities Central Fund	1.05%	2.28%	4.38%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mortgage Backed Securities Central Fund on August 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. MBS Index performed over the same period.

Period Ending Values
$15,346	Fidelity® Mortgage Backed Securities Central Fund
$15,144	Bloomberg Barclays U.S. MBS Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields rose slightly early in the period, prior to the U.S. election, then surged in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Lead Portfolio Manager William Irving:  For the fiscal year, the fund returned 1.05%, outpacing the 0.80% return of the benchmark Bloomberg Barclays U.S. MBS Index. We continued to execute our strategy of attempting to exploit market inefficiencies and identify attractively priced securities based on our top-down research on the global economy, government policy, supply-and-demand trends and other factors. Our overweighting in 30-year fixed-rate agency MBS with a measure of resistance to prepayment was beneficial. For example, we had a larger-than-index exposure to MBS made up of loans with low remaining balances. Low-balance mortgages tend to refinance at a slower pace. As a result, MBS made up of loans with low balances were highly valued in the marketplace the past 12 months and performed comparatively well. Our decision to underweight 15-year mortgage securities in the early months of the period helped, as they lagged 30-year MBS during that span. In early 2017, we moved to a more neutral weighting in 15-year securities, sensing that they were priced attractively. That decision proved beneficial as well, as 15-year securities were among the MBS market’s better performers from January through August. There were no major detractors from performance for the fiscal year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2017

	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.1	0.1
0.01 - 0.99%	0.2	0.5
1 - 1.99%	4.4	4.6
2 - 2.99%	2.9	2.0
3 - 3.99%	56.6	54.3
4 - 4.99%	21.3	22.3
5 - 5.99%	5.6	6.3
6 - 6.99%	1.7	2.0
7% and above	0.4	0.4

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*
U.S. Government and U.S. Government Agency Obligations	104.2%
Asset-Backed Securities	0.3%
Short-Term Investments and Net Other Assets (Liabilities)**	(4.5)%

 * Futures and Swaps - 1.9%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 28, 2017*
U.S. Government and U.S. Government Agency Obligations	105.3%
Short-Term Investments and Net Other Assets (Liabilities)**	(5.3)%

 * Futures and Swaps - 0.3%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2017

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 97.6%
	Principal Amount	Value
Fannie Mae - 55.0%
12 month U.S. LIBOR + 1.445% 3.195% 4/1/37 (a)(b)	106,105	110,974
12 month U.S. LIBOR + 1.480% 3.14% 7/1/34 (a)(b)	49,043	51,265
12 month U.S. LIBOR + 1.495% 2.963% 1/1/35 (a)(b)	217,433	225,935
12 month U.S. LIBOR + 1.507% 3.2% 7/1/37 (a)(b)	29,843	31,241
12 month U.S. LIBOR + 1.553% 3.338% 6/1/36 (a)(b)	44,095	45,566
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (a)(b)	45,844	48,178
12 month U.S. LIBOR + 1.594% 3.448% 5/1/36 (a)(b)	218,284	228,538
12 month U.S. LIBOR + 1.617% 3.172% 3/1/33 (a)(b)	119,596	125,316
12 month U.S. LIBOR + 1.641% 2.862% 9/1/36 (a)(b)	123,454	129,389
12 month U.S. LIBOR + 1.643% 2.815% 9/1/36 (a)(b)	60,417	63,216
12 month U.S. LIBOR + 1.645% 3.309% 6/1/47 (a)(b)	112,330	119,146
12 month U.S. LIBOR + 1.718% 3.01% 5/1/35 (a)(b)	293,639	309,387
12 month U.S. LIBOR + 1.725% 2.583% 6/1/42 (a)(b)	376,835	389,462
12 month U.S. LIBOR + 1.728% 3.314% 11/1/36 (a)(b)	100,928	106,491
12 month U.S. LIBOR + 1.730% 2.774% 7/1/43 (a)(b)	8,312,666	8,694,840
12 month U.S. LIBOR + 1.741% 3.332% 3/1/40 (a)(b)	515,543	547,007
12 month U.S. LIBOR + 1.745% 3.374% 7/1/35 (a)(b)	133,251	140,572
12 month U.S. LIBOR + 1.750% 3.031% 8/1/41 (a)(b)	1,183,253	1,252,861
12 month U.S. LIBOR + 1.800% 2.759% 1/1/42 (a)(b)	1,149,568	1,207,400
12 month U.S. LIBOR + 1.800% 3.558% 7/1/41 (a)(b)	360,649	375,723
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (a)(b)	116,500	123,522
12 month U.S. LIBOR + 1.810% 3.435% 12/1/39 (a)(b)	239,927	249,874
12 month U.S. LIBOR + 1.812% 3.471% 12/1/40 (a)(b)	11,036,096	11,524,540
12 month U.S. LIBOR + 1.815% 2.944% 11/1/40 (a)(b)	143,929	150,687
12 month U.S. LIBOR + 1.815% 3.109% 9/1/41 (a)(b)	391,189	407,738
12 month U.S. LIBOR + 1.818% 2.695% 2/1/42 (a)(b)	1,655,442	1,737,502
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (a)(b)	224,706	238,387
12 month U.S. LIBOR + 1.818% 3.249% 7/1/41 (a)(b)	297,483	310,591
12 month U.S. LIBOR + 1.830% 3.38% 10/1/41 (a)(b)	202,199	214,680
12 month U.S. LIBOR + 1.851% 3.573% 5/1/36 (a)(b)	181,260	192,316
6 month U.S. LIBOR + 1.375% 2.75% 10/1/34 (a)(b)	2,349	2,425
6 month U.S. LIBOR + 1.475% 2.85% 10/1/33 (a)(b)	2,217	2,286
6 month U.S. LIBOR + 1.505% 2.846% 1/1/35 (a)(b)	322,296	332,810
6 month U.S. LIBOR + 1.505% 2.88% 1/1/35 (a)(b)	1,401	1,455
6 month U.S. LIBOR + 1.510% 2.854% 2/1/33 (a)(b)	1,401	1,445
6 month U.S. LIBOR + 1.535% 2.833% 3/1/35 (a)(b)	28,324	29,284
6 month U.S. LIBOR + 1.535% 2.884% 12/1/34 (a)(b)	71,032	73,412
6 month U.S. LIBOR + 1.556% 2.922% 10/1/33 (a)(b)	21,782	22,519
6 month U.S. LIBOR + 1.565% 2.845% 7/1/35 (a)(b)	30,152	31,215
6 month U.S. LIBOR + 1.740% 3.115% 12/1/34 (a)(b)	7,101	7,424
6 month U.S. LIBOR + 1.960% 3.335% 9/1/35 (a)(b)	46,694	49,186
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (a)(b)	67,418	71,307
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.899% 6/1/36 (a)(b)	376,055	397,079
U.S. TREASURY 1 YEAR INDEX + 2.295% 2.798% 10/1/33 (a)(b)	137,529	145,195
U.S. TREASURY 1 YEAR INDEX + 2.447% 3.167% 7/1/34 (a)(b)	322,495	342,401
2.5% 11/1/42 to 8/1/43	18,210,535	17,938,475
3% 12/1/23 to 7/1/47	1,009,245,904	1,029,188,524
3% 9/1/32 (c)	110,000,000	113,571,392
3% 9/1/32 (c)	98,150,000	101,336,656
3% 9/1/32 (c)	133,300,000	137,627,878
3% 9/1/32 (c)	41,350,000	42,692,519
3% 9/1/32 (c)	40,950,000	42,279,532
3% 9/1/47 (c)	19,000,000	19,217,810
3.25% 12/1/41	48,253	49,779
3.4% 7/1/42 to 9/1/42	1,464,873	1,520,222
3.5% 3/1/26 to 10/1/56 (c)	772,962,820	805,063,528
3.5% 9/1/47 (c)	101,900,000	105,575,890
3.5% 9/1/47 (c)	97,200,000	100,706,344
3.5% 9/1/47 (c)	46,000,000	47,659,381
3.525% 5/1/42 to 6/1/42	268,104	280,035
3.65% 5/1/42 to 8/1/42	836,464	877,481
3.9% 4/1/42	155,028	164,700
4% 9/1/24 to 7/1/47	533,760,989	566,824,668
4% 9/1/47 (c)	26,400,000	27,892,302
4.025% 5/1/42 to 8/1/42	242,750	260,041
4.25% 11/1/41	295,390	318,593
4.5% 4/1/21 to 8/1/56	149,106,986	161,907,416
4.5% 9/1/47 (c)	10,900,000	11,725,002
5% 3/1/18 to 8/1/56	138,253,385	151,946,041
5.255% 8/1/41	3,591,390	3,985,099
5.5% 12/1/17 to 9/1/41	70,031,730	78,072,544
6% 7/1/19 to 1/1/42	33,234,536	37,938,161
6.309% 2/1/39	6,663,283	7,247,813
6.5% 10/1/17 to 8/1/39	32,826,401	38,055,770
7% 9/1/21 to 7/1/37	2,232,340	2,577,826
7.5% 12/1/22 to 2/1/32	986,682	1,149,346
8% 7/1/29 to 3/1/37	24,775	29,928
8.5% 12/1/19 to 8/1/23	542	596
9.5% 6/1/18 to 2/1/25	7,990	8,267
		3,686,551,346
Freddie Mac - 22.3%
12 month U.S. LIBOR + 1.325% 2.79% 1/1/36 (a)(b)	93,824	97,086
12 month U.S. LIBOR + 1.325% 2.95% 3/1/37 (a)(b)	29,783	30,841
12 month U.S. LIBOR + 1.375% 2.854% 3/1/36 (a)(b)	246,671	255,748
12 month U.S. LIBOR + 1.500% 3.129% 3/1/36 (a)(b)	296,028	309,553
12 month U.S. LIBOR + 1.515% 2.93% 11/1/35 (a)(b)	143,759	149,785
12 month U.S. LIBOR + 1.750% 3.249% 7/1/41 (a)(b)	1,340,468	1,408,892
12 month U.S. LIBOR + 1.750% 3.394% 12/1/40 (a)(b)	5,866,215	6,105,834
12 month U.S. LIBOR + 1.754% 3.098% 9/1/41 (a)(b)	2,168,663	2,294,513
12 month U.S. LIBOR + 1.793% 3.32% 4/1/37 (a)(b)	65,401	69,234
12 month U.S. LIBOR + 1.864% 3.614% 4/1/36 (a)(b)	146,977	152,753
12 month U.S. LIBOR + 1.874% 3.432% 10/1/42 (a)(b)	1,031,717	1,081,895
12 month U.S. LIBOR + 1.877% 3.215% 4/1/41 (a)(b)	198,446	206,149
12 month U.S. LIBOR + 1.880% 3.222% 9/1/41 (a)(b)	232,787	247,032
12 month U.S. LIBOR + 1.910% 3.282% 6/1/41 (a)(b)	264,765	276,444
12 month U.S. LIBOR + 1.910% 3.421% 5/1/41 (a)(b)	220,649	234,269
12 month U.S. LIBOR + 1.910% 3.625% 5/1/41 (a)(b)	301,736	315,918
12 month U.S. LIBOR + 1.910% 3.647% 6/1/41 (a)(b)	286,289	299,681
12 month U.S. LIBOR + 1.920% 3.67% 6/1/36 (a)(b)	37,312	39,615
12 month U.S. LIBOR + 1.993% 5.165% 4/1/38 (a)(b)	214,483	227,722
12 month U.S. LIBOR + 2.045% 3.81% 7/1/36 (a)(b)	114,062	121,103
12 month U.S. LIBOR + 2.197% 3.537% 3/1/33 (a)(b)	3,353	3,551
12 month U.S. LIBOR + 2.200% 3.7% 12/1/36 (a)(b)	202,169	211,563
6 month U.S. LIBOR + 1.125% 2.5% 8/1/37 (a)(b)	61,503	62,628
6 month U.S. LIBOR + 1.445% 2.82% 3/1/35 (a)(b)	81,545	83,928
6 month U.S. LIBOR + 1.608% 2.955% 12/1/35 (a)(b)	147,172	152,326
6 month U.S. LIBOR + 1.647% 3.025% 2/1/37 (a)(b)	266,487	277,631
6 month U.S. LIBOR + 1.675% 3.05% 6/1/37 (a)(b)	50,998	53,218
6 month U.S. LIBOR + 1.720% 3.095% 8/1/37 (a)(b)	95,156	97,963
6 month U.S. LIBOR + 1.746% 2.967% 5/1/37 (a)(b)	47,421	49,153
6 month U.S. LIBOR + 1.932% 3.25% 10/1/36 (a)(b)	428,001	445,849
6 month U.S. LIBOR + 1.976% 3.34% 10/1/35 (a)(b)	214,384	225,159
6 month U.S. LIBOR + 2.010% 3.385% 6/1/37 (a)(b)	43,102	45,515
6 month U.S. LIBOR + 2.040% 3.415% 6/1/37 (a)(b)	211,495	219,395
6 month U.S. LIBOR + 2.066% 3.428% 6/1/37 (a)(b)	71,452	75,559
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (a)(b)	54,808	58,191
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.889% 6/1/33 (a)(b)	306,173	319,251
U.S. TREASURY 1 YEAR INDEX + 2.267% 3.214% 6/1/33 (a)(b)	763,385	801,560
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.104% 3/1/35 (a)(b)	1,395,225	1,481,346
2.5% 7/1/31	10,589,071	10,751,061
3% 10/1/28 to 12/1/46	380,304,553	387,643,004
3.5% 6/1/27 to 9/1/46 (d)(e)(f)	557,781,362	582,578,504
3.5% 8/1/47	44,327,652	45,976,920
4% 6/1/33 to 6/1/47	291,236,012	309,524,730
4.5% 6/1/25 to 5/1/45	60,675,230	65,753,879
5% 6/1/20 to 7/1/41	39,156,321	43,119,470
5.5% 10/1/17 to 4/1/41	14,719,345	16,312,482
6% 9/1/17 to 12/1/37	3,777,144	4,280,290
6.5% 5/1/18 to 9/1/39	5,903,674	6,778,403
7% 6/1/21 to 9/1/36	2,003,877	2,327,426
7.5% 6/1/26 to 6/1/32	41,831	49,087
8% 7/1/24 to 1/1/37	61,802	73,577
8.5% 9/1/19 to 9/1/29	52,849	61,066
9% 10/1/20	41	43
9.5% 5/1/21 to 7/1/21	248	263
10% 2/1/20 to 11/1/20	97	102
11% 7/1/19 to 9/1/20	29	30
		1,493,818,190
Ginnie Mae - 20.3%
3% 5/15/42 to 6/20/47	478,545,866	489,087,900
3.5% 11/15/40 to 7/20/46 (d)	374,389,805	392,420,136
3.5% 9/1/47 (c)	18,000,000	18,769,412
3.5% 9/1/47 (c)	18,870,000	19,676,600
4% 2/15/39 to 1/15/47	235,389,654	250,891,856
4.5% 6/20/33 to 8/15/41	130,954,328	141,521,829
5% 12/15/32 to 9/15/41	34,578,819	38,460,829
5.5% 6/15/33 to 9/15/39	3,539,710	3,992,314
6% 10/15/30 to 5/15/40	5,438,715	6,320,520
6.5% 3/20/31 to 11/15/37	612,736	711,236
7% 10/15/22 to 3/15/33	2,094,495	2,465,821
7.5% 8/15/21 to 9/15/31	910,464	1,044,747
8% 11/15/21 to 11/15/29	299,298	340,754
8.5% 10/15/21 to 1/15/31	56,700	66,905
9% 8/15/19 to 1/15/23	1,721	1,836
9.5% 12/15/20 to 2/15/25	659	712
11% 9/20/19	640	678
		1,365,774,085
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,525,743,469)		6,546,143,621

Asset-Backed Securities - 1.3%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	$69,593,014	$70,466,720
Navient Student Loan Trust Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.300% 1.47% 9/27/66 (a)(b)(g)	18,022,000	18,023,364
TOTAL ASSET-BACKED SECURITIES
(Cost $87,615,014)		88,490,084

Collateralized Mortgage Obligations - 10.4%
U.S. Government Agency - 10.4%
Fannie Mae:
floater:	$	$
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.0344% 2/25/32 (a)(b)	40,276	40,883
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.2283% 3/18/32 (a)(b)	70,789	72,215
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.2344% 4/25/32 (a)(b)	85,840	87,537
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.2344% 10/25/32 (a)(b)	114,195	116,414
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 1.9844% 1/25/32 (a)(b)	41,836	42,430
Series 2002-94 Class FB, 1 month U.S. LIBOR + 0.400% 1.6344% 1/25/18 (a)(b)	4,961	4,963
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.8656% 12/25/33 (a)(h)(i)	1,366,913	331,403
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.4456% 11/25/36 (a)(h)(i)	1,021,494	190,812
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	48,775	51,903
Series 1993-207 Class H, 6.5% 11/25/23	689,207	752,982
Series 1996-28 Class PK, 6.5% 7/25/25	221,208	242,478
Series 1999-17 Class PG, 6% 4/25/29	620,595	686,176
Series 1999-32 Class PL, 6% 7/25/29	604,111	668,774
Series 1999-33 Class PK, 6% 7/25/29	416,419	461,704
Series 2001-52 Class YZ, 6.5% 10/25/31	51,845	59,974
Series 2003-28 Class KG, 5.5% 4/25/23	396,795	422,770
Series 2005-102 Class CO 11/25/35 (j)	339,825	306,596
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 14.3404% 8/25/35 (a)(i)	118,531	148,990
Series 2005-81 Class PC, 5.5% 9/25/35	775,565	857,664
Series 2006-12 Class BO 10/25/35 (j)	1,519,217	1,372,160
Series 2006-37 Class OW 5/25/36 (j)	152,035	135,479
Series 2006-45 Class OP 6/25/36 (j)	456,368	406,189
Series 2006-62 Class KP 4/25/36 (j)	736,754	655,864
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	127,795	147,750
Series 1999-25 Class Z, 6% 6/25/29	482,713	540,067
Series 2001-20 Class Z, 6% 5/25/31	672,333	739,353
Series 2001-31 Class ZC, 6.5% 7/25/31	365,257	415,459
Series 2002-16 Class ZD, 6.5% 4/25/32	187,013	216,492
Series 2002-74 Class SV, 1 month U.S. LIBOR + 7.550% 6.3156% 11/25/32 (a)(b)(h)	870,271	143,940
Series 2012-17 Class BC, 3.5% 3/25/27	5,391,000	5,683,237
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	2,235,248	236,168
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.4056% 12/25/36 (a)(h)(i)	696,505	148,162
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 5.2056% 5/25/37 (a)(h)(i)	379,586	69,703
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 16.3081% 9/25/23 (a)(i)	29,574	37,283
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.8656% 3/25/33 (a)(h)(i)	98,275	20,884
Series 2003-35 Class TQ, 7.500% - 1 month U.S. LIBOR 6.2656% 5/25/18 (a)(h)(i)	9,360	149
Series 2005-72 Class ZC, 5.5% 8/25/35	4,839,001	5,316,816
Series 2005-79 Class ZC, 5.9% 9/25/35	2,240,804	2,578,347
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 33.2134% 6/25/37 (a)(i)	325,174	657,300
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 32.1934% 7/25/37 (a)(i)	488,064	975,127
Class SB, 39.600% - 1 month U.S. LIBOR 32.1934% 7/25/37 (a)(i)	205,741	376,054
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 5.1156% 3/25/38 (a)(h)(i)	2,617,109	447,953
Series 2009-16 Class SA, 6.250% - 1 month U.S. LIBOR 5.0156% 3/25/24 (a)(h)(i)	1,348	12
Series 2009-76 Class MI, 5.5% 9/25/24 (h)	35,336	839
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	170,137	7,527
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	244,585	10,293
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 5.1256% 6/25/21 (a)(h)(i)	160,001	5,583
Series 2010-12 Class AI, 5% 12/25/18 (h)	253,153	3,469
Series 2010-135 Class LS, 6.050% - 1 month U.S. LIBOR 4.8156% 12/25/40 (a)(h)(i)	2,459,869	402,612
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	2,278,681	248,526
Series 2010-150 Class ZC, 4.75% 1/25/41	8,032,621	8,974,716
Series 2010-17 Class DI, 4.5% 6/25/21 (h)	122,221	3,740
Series 2010-23:
Class AI, 5% 12/25/18 (h)	72,388	868
Class HI, 4.5% 10/25/18 (h)	93,651	1,477
Series 2010-29 Class LI, 4.5% 6/25/19 (h)	239,618	3,421
Series 2010-95 Class ZC, 5% 9/25/40	16,961,351	19,092,645
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	630,169	36,234
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 5.3756% 4/25/41 (a)(h)(i)	5,599,709	802,993
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 5.3156% 11/25/41 (a)(h)(i)	5,647,785	989,817
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 5.3656% 8/25/39 (a)(h)(i)	4,755,408	619,006
Series 2011-39 Class ZA, 6% 11/25/32	1,729,203	1,960,877
Series 2011-4 Class PZ, 5% 2/25/41	3,329,566	3,801,066
Series 2011-67 Class AI, 4% 7/25/26 (h)	697,777	65,460
Series 2011-83 Class DI, 6% 9/25/26 (h)	984,273	97,843
Series 2012-100 Class WI, 3% 9/25/27 (h)	8,557,914	786,293
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.4156% 12/25/30 (a)(h)(i)	3,115,661	400,344
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 5.2156% 5/25/42 (a)(h)(i)	11,679,395	2,226,749
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 5.3156% 6/25/41 (a)(h)(i)	4,528,879	653,415
Series 2013-133 Class IB, 3% 4/25/32 (h)	5,821,301	537,541
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.8156% 1/25/44 (a)(h)(i)	2,654,831	442,258
Series 2013-51 Class GI, 3% 10/25/32 (h)	1,889,102	203,572
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.4856% 6/25/35 (a)(h)(i)	2,094,847	393,782
Series 2015-42:
Class IL, 6% 6/25/45 (h)	11,589,777	2,697,033
Class LS, 6.200% - 1 month U.S. LIBOR 4.9656% 6/25/45 (a)(h)(i)	11,324,008	1,874,084
Series 2015-70 Class JC, 3% 10/25/45	12,734,005	13,076,747
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.8656% 5/25/39 (a)(h)(i)	22,828,460	4,000,443
Series 2017-30 Class AI, 5.5% 5/25/47 (h)	5,607,185	1,255,953
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (h)	13,114	118
Class 5, 5.5% 7/25/33 (h)	369,494	71,546
Series 343 Class 16, 5.5% 5/25/34 (h)	314,229	56,534
Series 348 Class 14, 6.5% 8/25/34 (a)(h)	228,918	53,355
Series 351:
Class 12, 5.5% 4/25/34 (a)(h)	146,576	24,717
Class 13, 6% 3/25/34 (h)	202,699	40,181
Series 359 Class 19, 6% 7/25/35 (a)(h)	133,437	25,286
Series 384 Class 6, 5% 7/25/37 (h)	1,630,352	288,475
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.0267% 1/15/32 (a)(b)	31,557	32,027
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.1267% 3/15/32 (a)(b)	44,451	45,225
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.2267% 3/15/32 (a)(b)	48,549	49,473
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.1267% 6/15/31 (a)(b)	83,153	84,523
Class FG, 1 month U.S. LIBOR + 0.900% 2.1267% 3/15/32 (a)(b)	26,392	26,838
Series 3346 Class FA, 1 month U.S. LIBOR + 0.230% 1.4567% 2/15/19 (a)(b)	30,092	30,094
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.4767% 5/15/37 (a)(b)	1,901,189	1,898,111
planned amortization class:
Series 2006-15 Class OP 3/25/36 (j)	1,336,866	1,189,598
Series 2095 Class PE, 6% 11/15/28	691,225	766,840
Series 2101 Class PD, 6% 11/15/28	67,188	72,173
Series 2121 Class MG, 6% 2/15/29	288,577	320,139
Series 2131 Class BG, 6% 3/15/29	1,968,157	2,187,167
Series 2137 Class PG, 6% 3/15/29	318,250	350,481
Series 2154 Class PT, 6% 5/15/29	503,074	559,624
Series 2162 Class PH, 6% 6/15/29	116,531	127,476
Series 2520 Class BE, 6% 11/15/32	630,046	680,321
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 6.3733% 3/15/23 (a)(h)(i)	34,891	3,069
Series 2693 Class MD, 5.5% 10/15/33	1,722,144	1,919,628
Series 2802 Class OB, 6% 5/15/34	1,154,560	1,266,600
Series 2937 Class KC, 4.5% 2/15/20	748,250	759,779
Series 2962 Class BE, 4.5% 4/15/20	980,975	1,005,663
Series 3002 Class NE, 5% 7/15/35	1,788,822	1,949,240
Series 3110 Class OP 9/15/35 (j)	844,609	784,703
Series 3119 Class PO 2/15/36 (j)	1,541,837	1,368,197
Series 3121 Class KO 3/15/36 (j)	270,134	241,488
Series 3123 Class LO 3/15/36 (j)	855,403	761,131
Series 3145 Class GO 4/15/36 (j)	820,789	730,500
Series 3189 Class PD, 6% 7/15/36	1,701,906	1,949,883
Series 3225 Class EO 10/15/36 (j)	483,918	430,889
Series 3258 Class PM, 5.5% 12/15/36	826,918	913,544
Series 3415 Class PC, 5% 12/15/37	637,758	695,560
Series 3786 Class HI, 4% 3/15/38 (h)	2,134,790	169,409
Series 3806 Class UP, 4.5% 2/15/41	4,683,327	5,001,975
Series 3832 Class PE, 5% 3/15/41	4,305,283	4,823,085
sequential payer:
Series 2135 Class JE, 6% 3/15/29	144,448	160,664
Series 2274 Class ZM, 6.5% 1/15/31	160,901	183,666
Series 2281 Class ZB, 6% 3/15/30	390,641	418,492
Series 2303 Class ZV, 6% 4/15/31	163,326	182,009
Series 2357 Class ZB, 6.5% 9/15/31	1,190,278	1,376,850
Series 2502 Class ZC, 6% 9/15/32	329,158	357,352
Series 2519 Class ZD, 5.5% 11/15/32	562,377	603,263
Series 2546 Class MJ, 5.5% 3/15/23	246,475	259,365
Series 2601 Class TB, 5.5% 4/15/23	117,665	125,775
Series 2998 Class LY, 5.5% 7/15/25	359,231	387,256
Series 3871 Class KB, 5.5% 6/15/41	6,352,564	7,391,724
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.3733% 2/15/36 (a)(h)(i)	559,345	113,709
Series 2013-4281 Class AI, 4% 12/15/28 (h)	7,215,142	630,287
Series 2017-4683 Class LM, 3% 5/15/47	13,935,013	14,313,062
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 38.8266% 8/15/24 (a)(i)	14,045	20,402
Class SD, 86.400% - 1 month U.S. LIBOR 70.5033% 8/15/24 (a)(i)	20,663	39,358
Series 2933 Class ZM, 5.75% 2/15/35	4,583,275	5,334,431
Series 2935 Class ZK, 5.5% 2/15/35	5,752,657	6,492,814
Series 2947 Class XZ, 6% 3/15/35	2,176,912	2,423,543
Series 2996 Class ZD, 5.5% 6/15/35	3,642,709	4,181,592
Series 3055 Class CS, 1 month U.S. LIBOR + 6.590% 5.3633% 10/15/35 (a)(b)(h)	816,032	161,085
Series 3237 Class C, 5.5% 11/15/36	5,543,704	6,305,539
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.4333% 11/15/36 (a)(h)(i)	1,931,851	379,501
Series 3284 Class CI, 1 month U.S. LIBOR + 6.120% 4.8933% 3/15/37 (a)(b)(h)	4,426,127	845,492
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.5233% 3/15/37 (a)(h)(i)	2,838,128	587,664
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.5333% 4/15/37 (a)(h)(i)	4,280,620	912,233
Series 3336 Class LI, 1 month U.S. LIBOR + 6.580% 5.3533% 6/15/37 (a)(b)(h)	1,357,898	240,319
Series 3772 Class BI, 4.5% 10/15/18 (h)	335,209	5,241
Series 3949 Class MK, 4.5% 10/15/34	1,283,325	1,376,608
Series 3955 Class GS, 5.950% - 1 month U.S. LIBOR 4.7233% 9/15/41 (a)(h)(i)	5,042,583	787,949
Series 4055 Class BI, 3.5% 5/15/31 (h)	5,603,724	547,340
Series 4149 Class IO, 3% 1/15/33(h)	804,673	101,250
Series 4314 Class AI, 5% 3/15/34 (h)	2,144,498	234,532
Series 4427 Class LI, 3.5% 2/15/34 (h)	9,234,198	1,078,036
Series 4471 Class PA 4% 12/15/40	15,645,805	16,392,033
target amortization class Series 2156 Class TC, 6.25% 5/15/29	388,324	417,605
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.1267% 2/15/24 (a)(b)	156,110	157,765
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	261,730	290,079
Series 2056 Class Z, 6% 5/15/28	562,880	623,902
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	13,498,002	14,459,703
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.4622% 6/16/37 (a)(h)(i)	845,694	175,343
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 1.7828% 3/20/60 (a)(b)(k)	10,609,340	10,628,224
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.5628% 7/20/60 (a)(b)(k)	1,184,429	1,176,227
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.5239% 9/20/60 (a)(b)(k)	1,466,641	1,455,382
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.5239% 8/20/60 (a)(b)(k)	1,632,592	1,622,759
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.6039% 12/20/60 (a)(b)(k)	2,927,721	2,912,000
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.7239% 12/20/60 (a)(b)(k)	4,577,345	4,578,834
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.7239% 2/20/61 (a)(b)(k)	9,167,469	9,169,855
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.7139% 2/20/61 (a)(b)(k)	11,938,069	11,938,176
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.7239% 4/20/61 (a)(b)(k)	4,207,278	4,208,671
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.7239% 5/20/61 (a)(b)(k)	5,003,952	4,997,692
Class FC, 1 month U.S. LIBOR + 0.500% 1.7239% 5/20/61 (a)(b)(k)	4,450,568	4,448,050
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.7539% 6/20/61 (a)(b)(k)	5,747,494	5,754,093
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 1.7739% 9/20/61 (a)(b)(k)	12,873,710	12,899,095
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.8239% 10/20/61 (a)(b)(k)	6,526,735	6,548,052
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.9239% 11/20/61 (a)(b)(k)	5,584,101	5,615,154
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9239% 1/20/62 (a)(b)(k)	3,623,390	3,643,593
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.8539% 1/20/62 (a)(b)(k)	5,302,093	5,319,909
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.8539% 3/20/62 (a)(b)(k)	3,411,252	3,424,641
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8739% 5/20/61 (a)(b)(k)	5,647,222	5,659,710
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 1.7439% 10/20/62 (a)(b)(k)	174,551	174,729
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 1.7539% 7/20/60 (a)(b)(k)	9,707,050	9,729,238
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 1.5839% 3/20/63 (a)(b)(k)	206,444	205,176
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.8239% 1/20/64 (a)(b)(k)	5,331,482	5,349,771
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 1.8239% 12/20/63 (a)(b)(k)	13,896,976	13,927,219
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 1.7239% 6/20/64 (a)(b)(k)	4,402,098	4,396,688
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.3% 3/20/65 (a)(b)(k)	12,861,009	12,860,269
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.5039% 5/20/63 (a)(b)(k)	8,672,009	8,670,010
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.4239% 4/20/63 (a)(b)(k)	11,961,380	11,949,732
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.6239% 12/20/62 (a)(b)(k)	22,828,097	22,846,149
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	704,089	794,796
Series 1997-8 Class PE, 7.5% 5/16/27	307,551	357,753
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	1,572,145	180,873
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	2,735,759	2,996,435
Series 2010-160 Class DY, 4% 12/20/40	24,224,652	25,956,605
Series 2010-170 Class B, 4% 12/20/40	5,467,774	5,858,794
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 1.7239% 9/20/62 (a)(b)(k)	41,084,038	41,194,656
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.8739% 11/20/65 (a)(b)(k)	7,902,782	7,930,074
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 5.2722% 5/16/34 (a)(h)(i)	463,168	85,155
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.9722% 8/17/34 (a)(h)(i)	563,194	128,334
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 32.8333% 6/16/37 (a)(i)	34,511	63,943
Series 2010-116 Class QB, 4% 9/16/40	1,751,748	1,874,143
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.7222% 2/16/40 (a)(h)(i)	3,538,333	564,130
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.5628% 5/20/60 (a)(b)(k)	3,708,354	3,682,914
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.8694% 7/20/41 (a)(h)(i)	2,286,285	377,685
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.4722% 6/16/42 (a)(h)(i)	1,704,850	327,319
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 7.0259% 4/20/39 (a)(i)	4,584,353	4,826,373
Class ST, 8.800% - 1 month U.S. LIBOR 7.1593% 8/20/39 (a)(i)	10,629,143	11,413,488
Series 2013-149 Class MA, 2.5% 5/20/40	29,159,479	29,394,446
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	47,608,436	47,975,669
Series 2015-H17:
Class GZ, 4.4305% 5/20/65 (a)(k)	784,236	836,163
Class HA, 2.5% 5/20/65 (k)	21,416,104	21,584,281
Series 2015-H21 Class HA, 2.5% 6/20/63 (k)	1,051,608	1,058,803
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (a)(b)(k)	36,308,325	36,548,639
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.57% 8/20/66 (a)(b)(k)	37,357,062	37,443,656
		696,937,565
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $695,890,933)		696,937,565
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 1.11% (l)
(Cost $193,129,578)	193,090,959	193,129,578
TOTAL INVESTMENT IN SECURITIES - 112.2%
(Cost $7,502,378,994)		7,524,700,848
NET OTHER ASSETS (LIABILITIES) - (12.2)%		(819,439,405)
NET ASSETS - 100%		$6,705,261,443

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 9/1/32	$(8,900,000)	$(9,188,958)
3% 9/1/47	(8,300,000)	(8,395,149)
3% 9/1/47	(14,500,000)	(14,666,224)
3.5% 9/1/47	(46,000,000)	(47,659,381)
3.5% 9/1/47	(46,000,000)	(47,659,381)
3.5% 9/1/47	(19,400,000)	(20,099,826)
3.5% 9/1/47	(121,200,000)	(125,572,107)
4% 9/1/47	(15,200,000)	(16,059,204)
4.5% 9/1/47	(13,000,000)	(13,983,948)

TOTAL FANNIE MAE		(303,284,178)

Ginnie Mae
3% 9/1/47	(6,300,000)	(6,430,281)
3% 9/1/47	(8,200,000)	(8,369,572)
3.5% 9/1/47	(5,500,000)	(5,735,098)
3.5% 9/1/47	(3,900,000)	(4,066,706)

TOTAL GINNIE MAE		(24,601,657)

TOTAL TBA SALE COMMITMENTS
(Proceeds $326,960,246)		$(327,885,835)

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	268	Dec. 2017	$31,758,000	$41,339	$41,339
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	43	Dec. 2017	7,269,688	39,894	39,894
TOTAL PURCHASED					81,233

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,365	Dec. 2017	173,333,672	(554,162)	(554,162)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	81	Dec. 2017	17,521,313	(5,220)	(5,220)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	137	Dec. 2017	21,384,844	(159,770)	(159,770)
TOTAL SOLD					(719,152)
TOTAL FUTURES CONTRACTS					$(637,919)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 3.2%

For the period, the average monthly underlying notional amount for futures contracts in the aggregate was $176,861,442.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	2.5%	Semi - annual	LCH	Sep. 2027	$43,900,000	$(424,267)	$0	$(424,267)
3-month LIBOR(3)	Quarterly	2.5%	Semi - annual	LCH	Sep. 2047	2,450,000	(31,586)	0	(31,586)

TOTAL INTEREST RATE SWAPS							$(455,853)	$0	$(455,853)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,835,812.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,120,907.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $242,266.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,023,364 or 0.3% of net assets.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,436,275
Total	$1,436,275

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$6,546,143,621	$--	$6,546,143,621	$--
Asset-Backed Securities	88,490,084	--	88,490,084	--
Collateralized Mortgage Obligations	696,937,565	--	696,937,565	--
Money Market Funds	193,129,578	193,129,578	--	--
Total Investments in Securities:	$7,524,700,848	$193,129,578	$7,331,571,270	$--
Derivative Instruments:
Assets
Futures Contracts	$81,233	$81,233	$--	$--
Total Assets	$81,233	$81,233	$--	$--
Liabilities
Futures Contracts	$(719,152)	$(719,152)	$--	$--
Swaps	(455,853)	--	(455,853)	--
Total Liabilities	$(1,175,005)	$(719,152)	$(455,853)	$--
Total Derivative Instruments:	$(1,093,772)	$(637,919)	$(455,853)	$--
Other Financial Instruments:
TBA Sale Commitments	$(327,885,835)	$--	$(327,885,835)	$--
Total Other Financial Instruments:	$(327,885,835)	$--	$(327,885,835)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$81,233	$(719,152)
Swaps(b)	--	(455,853)
Total Interest Rate Risk	81,233	(1,175,005)
Total Value of Derivatives	$81,233	$(1,175,005)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,309,249,416)	$7,331,571,270
Fidelity Central Funds (cost $193,129,578)	193,129,578
Total Investment in Securities (cost $7,502,378,994)		$7,524,700,848
Receivable for investments sold		610,471
Receivable for TBA sale commitments		326,960,246
Interest receivable		18,277,751
Distributions receivable from Fidelity Central Funds		263,872
Other receivables		92,154
Total assets		7,870,905,342
Liabilities
Payable for investments purchased
Regular delivery	$3,677,997
Delayed delivery	833,579,588
TBA sale commitments, at value	327,885,835
Distributions payable	24
Payable for daily variation margin on futures contracts	227,126
Payable for daily variation margin on centrally cleared OTC swaps	111,435
Other payables and accrued expenses	161,894
Total liabilities		1,165,643,899
Net Assets		$6,705,261,443
Net Assets consist of:
Paid in capital		$6,700,735,891
Distributions in excess of net investment income		(17,404,476)
Accumulated undistributed net realized gain (loss) on investments		1,627,536
Net unrealized appreciation (depreciation) on investments		20,302,492
Net Assets, for 61,648,186 shares outstanding		$6,705,261,443
Net Asset Value, offering price and redemption price per share ($6,705,261,443 ÷ 61,648,186 shares)		$108.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2017
Investment Income
Interest		$157,473,360
Income from Fidelity Central Funds		1,436,275
Total income		158,909,635
Expenses
Custodian fees and expenses	$217,436
Independent directors' fees and expenses	16,349
Interest	200
Miscellaneous	133
Total expenses before reductions	234,118
Expense reductions	(16,925)	217,193
Net investment income (loss)		158,692,442
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,113,265)
Fidelity Central Funds	110,161
Futures contracts	5,383,542
Swaps	1,820,101
Total net realized gain (loss)		(6,799,461)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(83,124,089)
Futures contracts	(1,058,151)
Swaps	547,999
Delayed delivery commitments	(858,494)
Total change in net unrealized appreciation (depreciation)		(84,492,735)
Net gain (loss)		(91,292,196)
Net increase (decrease) in net assets resulting from operations		$67,400,246

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$158,692,442	$146,790,420
Net realized gain (loss)	(6,799,461)	31,457,237
Change in net unrealized appreciation (depreciation)	(84,492,735)	57,202,235
Net increase (decrease) in net assets resulting from operations	67,400,246	235,449,892
Distributions to shareholders from net investment income	(177,762,578)	(147,748,486)
Distributions to shareholders from net realized gain	(11,608,780)	–
Total distributions	(189,371,358)	(147,748,486)
Affiliated share transactions
Proceeds from sales of shares	417,730,000	2,175,289,407
Reinvestment of distributions	137,788,248	103,481,387
Cost of shares redeemed	(1,042,238,635)	(161,645,151)
Net increase (decrease) in net assets resulting from share transactions	(486,720,387)	2,117,125,643
Total increase (decrease) in net assets	(608,691,499)	2,204,827,049
Net Assets
Beginning of period	7,313,952,942	5,109,125,893
End of period	$6,705,261,443	$7,313,952,942
Other Information
Distributions in excess of net investment income end of period	$(17,404,476)	$–
Shares
Sold	3,869,893	19,774,609
Issued in reinvestment of distributions	1,270,561	940,824
Redeemed	(9,532,111)	(1,483,273)
Net increase (decrease)	(4,391,657)	19,232,160

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mortgage Backed Securities Central Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$110.75	$109.15	$108.49	$105.15	$109.85
Income from Investment Operations
Net investment income (loss)A	2.586	2.663	2.638	2.974	2.166
Net realized and unrealized gain (loss)	(1.473)	1.634	.553	3.253	(4.725)
Total from investment operations	1.113	4.297	3.191	6.227	(2.559)
Distributions from net investment income	(2.905)	(2.697)	(2.531)	(2.887)	(2.141)
Distributions from net realized gain	(.188)	–	–	–	–
Total distributions	(3.093)	(2.697)	(2.531)	(2.887)	(2.141)
Net asset value, end of period	$108.77	$110.75	$109.15	$108.49	$105.15
Total ReturnB	1.05%	3.98%	2.96%	5.99%	(2.37)%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	2.38%	2.43%	2.40%	2.78%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$6,705,261	$7,313,953	$5,109,126	$10,704,408	$13,764,063
Portfolio turnover rateF	292%	336%	448%G	375%	435%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, effective September 1, 2016, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Prior to September 1, 2016, the Fund was a partnership for tax purposes, and no provision was made for U.S. Federal income taxes because the Fund allocated, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Due to the Fund's previous partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments prior to September 1, 2016.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swaps, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$66,239,743
Gross unrealized depreciation	(33,893,489)
Net unrealized appreciation (depreciation)	$32,346,254
Tax Cost	$7,490,850,959

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$32,346,254

The Fund intends to elect to defer to its next fiscal year $15,870,867 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$184,060,959	$–
Long-term Capital Gains	5,310,399	–
Total	$189,371,358	$–

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$5,383,542	$(1,058,151)
Swaps	1,820,101	547,999
Totals	$7,203,643	$(510,152)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $41,071,404 and $23,068,212, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$8,628,000.84%		$200

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3,906.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $16,349.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $576.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and the Partners of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Mortgage Backed Securities Central Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2017

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 246 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2007

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.0032%	$1,000.00	$1,021.20	$.02
Hypothetical-C		$1,000.00	$1,025.19	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2017, $5,242,845, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $110,282,098 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MBSCEN-ANN-1017
1.833864.110

Item 2.

Code of Ethics

As of the end of the period, August 31, 2017, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Mortgage Backed Securities Central Fund (the “Fund”):

Services Billed by PwC

August 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mortgage Backed Securities Central Fund	$180,000	$18,000	$31,500	$8,700

August 31, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mortgage Backed Securities Central Fund	$180,000	$14,800	$27,800	$6,900

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2017A	August 31, 2016A,B
Audit-Related Fees	$9,815,000	$5,530,000
Tax Fees	$105,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2017A	August 31, 2016A,B
PwC	$13,025,000	$6,575,000

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 26, 2017